Fair Value of Pension Plan Assets, by Asset Category (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	¥ 21,544		¥ 14,841
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	1,793		1,103
Life insurance company general
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	4,833		3,040
Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	11,183	[1]	7,431	[2]
Others
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	2,464		2,070
Japanese companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	281		302
Foreign companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	233		302
Debt Securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	757	[3]	593	[4]
Fair Value Measurements Using Inputs Considered as Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	2,307		1,707
Fair Value Measurements Using Inputs Considered as Level 1 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	1,793		1,103
Fair Value Measurements Using Inputs Considered as Level 1 | Japanese companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	281		302
Fair Value Measurements Using Inputs Considered as Level 1 | Foreign companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	233		302
Fair Value Measurements Using Inputs Considered as Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	19,237		11,064
Fair Value Measurements Using Inputs Considered as Level 2 | Life insurance company general
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	4,833		3,040
Fair Value Measurements Using Inputs Considered as Level 2 | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	11,183	[1]	7,431	[2]
Fair Value Measurements Using Inputs Considered as Level 2 | Others
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	2,464
Fair Value Measurements Using Inputs Considered as Level 2 | Debt Securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	757	[3]	593	[4]
Fair Value Measurements Using Inputs Considered as Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets			2,070
Fair Value Measurements Using Inputs Considered as Level 3 | Others
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets			¥ 2,070

[1]	These funds primarily invest in listed equity securities consisting of approximately 7% Japanese companies and 31% foreign companies, and debt security consisting of approximately 6% Japanese bonds and 37% foreign bonds.
[2]	These funds primarily invest in listed equity securities consisting of approximately 12% Japanese companies and 60% foreign companies, and debt security consisting of approximately 9% Japanese bonds and 16% foreign bonds.
[3]	These funds invest in approximately 68% Japanese bonds, 32% foreign bonds.
[4]	These funds invest in approximately 86% Japanese bonds, 14% foreign bonds.